LEASES - Impact of ASC 842 on the consolidated balance sheets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Operating leases:
Right-of-use assets	¥ 35,907,761	$ 4,919,343	¥ 23,391,247
Lease liabilities-current	18,085,643	2,477,723	13,110,449
Lease liabilities-non-current	¥ 17,120,842	$ 2,345,546	¥ 9,496,422